Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events
$240,264 Credit Facility
On January 15, 2015, we entered into a $411,264 senior secured credit facility with a group of financial institutions, which was subsequently reduced on March 26, 2015 by $171,000 to $240,264 due to the removal from financing under this facility of five Capesize newbuilding vessels that we have agreed to convert into product tankers. The proceeds of this facility are expected to finance a portion of the purchase price of seven Capesize vessels in our Newbuilding Program that are under construction at Sungdong. This facility is secured by, among other things, a first preferred mortgage on the seven Capesize newbuilding vessels and guaranteed by each of the collateral vessel owning subsidiaries. Portions of this facility bear interest at LIBOR plus an applicable margin of between 1.90% and 2.95% and a portion has a fixed coupon of 6.25%. This facility matures six years from the delivery of the final vessel securing the facility, and in certain circumstances, the facility matures 12 years after the delivery of each financed vessel. The terms and conditions of the facility, including covenants, are similar to those in our existing credit facilities and customary for financings of this type.
$42,000 Credit Facility
On January 30, 2015, we entered into a $42,000 credit facility with a leading European financial institution. The proceeds of this facility are expected to finance a portion of the purchase price of two Kamsarmax vessels in our Newbuilding Program (of which one Kamsarmax vessel was delivered in January 2015 to us from Imabari and one Kamsarmax vessel is under construction at Imabari). The facility may be drawn in two tranches, each of which has a final maturity of six years from the date of the respective vessel delivery from the yard. This facility bears interest at LIBOR plus a margin of 2.80%. This facility is secured by, among other things, a first preferred mortgage on the two Kamsarmax newbuilding vessels and guaranteed by each of the collateral vessel owning subsidiaries. The terms and conditions of the facility, including covenants, are similar to those in our existing credit facilities and customary for financings of this type.
$26,000 Credit Facility
On February 27, 2015, we entered into a $26,000 senior secured credit facility with ABN AMRO Bank N.V., the Netherlands. The proceeds of this facility are expected to be used to finance a portion of the purchase price of one Capesize vessel, which was delivered to us during the first quarter of 2015. This facility matures at the earlier of (a) the date falling six months after the drawdown date; and (b) the date ten business days after the date on which the Chinese Ministry of Finance has approved insurance coverage to be provided by the China Export & Credit Insurance Corporation, or Sinosure, with respect to our $230,325 Credit Facility (discussed below) and drawings can be made under such facility. This facility bears interest at LIBOR plus an initial margin of 2.00% with monthly step ups of 0.25% until a margin of 3.25% is reached. This facility is secured by, among other things, a first preferred mortgage on the Capesize newbuilding vessel and a parent company guarantee. The terms and conditions of the facility, including covenants, are similar to those in our existing credit facilities and customary for financings of this type.
$19,800 Credit Facility
On March 2, 2015, we entered into a senior secured credit facility for up to $19,800. The facility was previously announced as a $39,600 credit facility, that has now been reduced to a size of $19,800 due to the removal of the financing on one Kamsarmax vessel which we have classified as held for sale. The facility was arranged by ABN AMRO Bank N.V., the Netherlands, with insurance cover provided from Sinosure. The proceeds of this facility are expected to be used to finance a portion of the purchase price of one Kamsarmax vessel currently under construction at Tsuneishi with expected delivery during the first quarter of 2016. The facility matures ten years from the date of delivery of the vessel and bears interest at LIBOR plus a margin of 2.50%. This facility is secured by, among other things, a first priority mortgage on one Kamsarmax newbuilding vessel and a parent company guarantee. The terms and conditions of the facility, including covenants, are similar to those in our existing credit facilities and customary for financings of this type.

$230,325 Credit Facility
On March 2, 2015, we received a commitment from ABN AMRO Bank N.V. and The Export-Import Bank of China, for a loan facility of up to $230,325. This commitment finalizes a previously announced memorandum of understanding for a $234,900 credit facility. This facility was arranged by ABN AMRO Bank N.V., The Netherlands, with insurance cover to be provided from Sinosure. The proceeds of this facility are expected to be used to finance a portion of the purchase price of seven Capesize vessels (of which one vessel was delivered to us in February 2015 from Waigaoqiao and six vessels are currently under construction at Waigaoqiao with expected deliveries between the third quarter of 2015 and the second quarter of 2016). The terms and conditions of this facility, including covenants, will be similar to those in our existing credit facilities and customary for financings of this type. This facility is subject to customary conditions precedent and the execution of definitive documentation. The credit facility is pending approval from the Chinese Ministry of Finance on the insurance coverage to be provided by Sinosure.

Agreements to Modify Existing Shipbuilding Contracts for Three Capesize Vessels
On March 4, 2015 the Company reached agreements with a shipyard in South Korea to modify existing newbuilding contracts for three Capesize Vessels. The three contracts, two for vessels scheduled for delivery during the first quarter of 2016 and one for a vessel scheduled for delivery during the second quarter of 2016, will now provide for the construction of three LR1 product tankers, two of which will be scheduled for delivery during the second quarter of 2017 and one during the third quarter of 2017. As a result, the Company expects to incur a loss of approximately $23,000 relating to writing down the contracts to their estimated fair market value. Also, upon completion of customary documentation, the LR1 contracts will be re-classified on the balance sheet as assets held for sale.

Newbuilding Vessels Deliveries
The Company has taken delivery of the following Newbuilding vessels during 2015:

•	SBI Bravo, an Ultramax vessel, was delivered from Nantong COSCO KHI Ship Engineering Co., Ltd. on January 9, 2015 and commenced operations in the Ultramax Pool.

•	SBI Athena, an Ultramax vessel, was delivered from Chengxi Shipyard Co., Ltd. on January 9, 2015 and commenced operations in the Ultramax Pool.

•	SBI Samba, a Kamsarmax vessel, was delivered from Imabari Shipbuilding Co. Ltd. on January 23, 2015 and commenced operations in the Kamsarmax Pool.

•	SBI Antares, an Ultramax vessel, was delivered from Nantong COSCO KHI Ship Engineering Co., Ltd. on January 30, 2015 and commenced operations in the Ultramax Pool.

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SBI Puro, a Capesize vessel, was delivered from Shanghai Waigaoqiao Shipbuilding Co., Ltd. on February 6, 2015 and commenced employment under a time charter to a major European charterer for ten to13 months at $13,800 per day.

•	SBI Leo, an Ultramax vessel, was delivered from Dalian COSCO KHI Ship Engineering Co. Ltd. on February 16, 2015 and commenced operations in the Ultramax Pool.

Installments Paid to Shipyards
From January 1, 2015 to March 31, 2015, we paid $176,023 of installments to shipyards, including payments for the six vessels delivered to us through March 31, 2015.

From January 1, 2015 to March 31, 2015, we paid $19,756 of installments to shipyards relating to vessels under construction that have been classified as held for sale as of December 31, 2014. Such payments are reflected as increases in Assets held for sale.

Borrowings Under Credit Facilities
From January 1, 2015 to March 31, 2015, we received proceeds of $106,388 from borrowings under our credit facilities.